U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Available-for-sale securities	[1]	$ 68,137	$ 66,284
Other assets	[1]	34,881	31,674
Total assets		462,040	445,964
Liabilities and Shareholders' Equity
Short-term funds borrowed		16,651	13,963	$ 27,877
Long-term debt		32,259	33,323
Other liabilities		16,249	16,155
Shareholders' equity		49,040	47,298
Total liabilities and equity		462,040	445,964
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		9,157	7,800
Available-for-sale securities		963	225
Other assets		1,079	1,052
Total assets		65,529	61,423
Liabilities and Shareholders' Equity
Short-term funds borrowed		1	22
Long-term debt		15,769	13,045
Other liabilities		719	1,058
Shareholders' equity		49,040	47,298
Total liabilities and equity		65,529	61,423
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		46,435	44,955
Advances to subsidiaries		3,300	3,800
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		2,540	2,326
Advances to subsidiaries		$ 2,055	$ 1,265

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.